Note 11 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Debt [Table Text Block]
Borrower(s)			December 31, 2020	December 31, 2021
A.	Term Loans:
	1.	Montes Shipping Co. and Kelsen Shipping Co.	-	-
	2.	Uriza Shipping S.A.	-	-
	3.	Costis Maritime Corporation, Christos Maritime Corporation and Capetanissa Maritime Corporation	-	-
	4.	Rena Maritime Corporation, Finch Shipping Co. and Joyner Carriers S.A.	-	-
	5.	Nerida Shipping Co.	11,775	9,975
	6.	Costamare Inc.	-	-
	7.	Singleton Shipping Co. and Tatum Shipping Co.	40,800	37,600
	8.	Reddick Shipping Co. and Verandi Shipping Co.	15,240	-
	9.	Costamare. Inc.	34,188	30,188
	10.	Bastian Shipping Co. and Cadence Shipping Co.	113,200	98,000
	11.	Adele Shipping Co.	60,500	54,500
	12.	Costamare Inc.	135,550	123,990
	13.	Quentin Shipping Co. and Sander Shipping Co.	80,943	72,898
	14.	Costamare Inc.	27,666	24,554
	15.	Capetanissa Maritime Corporation et al.	65,500	56,500
	16.	Caravokyra Maritime Corporation et al.	64,800	54,400
	17.	Achilleas Maritime Corporation et al.	58,396	-
	18.	Kelsen Shipping Co.	8,100	4,050
	19.	Uriza Shipping S.A.	20,000	17,400
	20.	Berg Shipping Co.	-	11,660
	21.	Reddick Shipping Co. and Verandi Shipping Co.	-	14,900
	22.	Evantone Shipping Co. and Fortrose Shipping Co.	-	20,750
	23.	Ainsley Maritime Co. and Ambrose Maritime Co.	-	141,964
	24.	Hyde Maritime Co. and Skerrett Maritime Co.	-	138,519
	25.	Kemp Maritime Co.	-	70,350
	26.	Vernes Shipping Co.	-	12,650
	27.	Achilleas Maritime Corporation et al. nr 2	-	125,360
	28.	Novara et al.	-	63,833
	29.	Costamare Inc.	-	59,952
	30.	Costamare Inc.	-	80,228
	31.	Costamare Inc.	-	-
	32.	Costamare Inc.	-	79,348
	33.	Amoroto et al.	-	103,423
	34.	Costamare Inc.	-	-
	35.	Dattier Marine Corp et al.	-	43,480
	36.	Bernis Marine Corp et al.	-	-
	37.	Costamare Inc.	-	-
		Term Loans	$736,658	$1,550,472
B.	Other financing arrangements		728,961	803,589
C.	Unsecured Bond Loan		-	113,260
		Total long-term debt	$1,465,619	$2,467,321
		Less: Deferred financing costs	(13,406)	(25,238)
		Total long-term debt, net	1,452,213	2,442,083
		Less: Long-term debt current portion	(149,910)	(278,326)
		Add: Deferred financing costs, current portion	2,773	5,961
		Total long-term debt, non-current, net	$1,305,076	$2,169,718

Schedule of Maturities of Long-term Debt [Table Text Block]
Year ending December 31,	Amount
2022	$278,327
2023	251,339
2024	234,772
2025	436,172
2026	508,049
2027 and thereafter	758,662
Total	$2,467,321

Schedule of Financing Costs [Table Text Block]
Balance, January 1, 2020	$10,874
Additions	7,478
Amortization and write-off	(3,645)
Transfers and other movements	(627)
Balance, December 31, 2020	$14,080
Additions	18,034
Amortization and write-off	(6,704)
Transfers and other movements	306
Balance, December 31, 2021	$25,716
Less: Current portion of financing costs	(5,961)
Financing costs, non-current portion	$19,755